File Nos. 811-5355 and 33-17759
FISCAL YEAR END - July 31

Registrant proposes that this amendment will become effective:
75 days after filing
                              ----
As of the filing date
                              ----
As of December 1, 1997         X
                              ----

Pursuant to Rule 485:
paragraph (a)
                              ----
paragraph (b)                  X
                              ----

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C.  20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933    X
                                                   ---

                       Post-Effective Amendment Number 44

                                       and

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940    X
                                                       ---

                         FORTIS ADVANTAGE PORTFOLIOS, INC.

               (Exact Name of Registrant as Specified in Charter)

                500 Bielenberg Drive, Woodbury, Minnesota  55125
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number:  (612) 738-4000

                    Scott R. Plummer, Esq., Asst. Secretary
                             (Same address as above)
                     (Name and Address of Agent for Service)

                                    Copy to:

                             Michael J. Radmer, Esq.
                             Robert A. Kukuljan
                             Dorsey & Whitney LLP
                             220 South Sixth Street
                             Minneapolis, MN  55402


Pursuant to Section 270.24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Rule 24f-2 Notice for the Registrant's most recent fiscal period was filed on September 26, 1997.

                             Incorporation by Reference
                                         and
                                   Explanatory Note

         Part A (Prospectus) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement of Fortis Income Portfolios, Inc. (File No. 2-46686) filed on November 26, 1997. Such Prospectus combines two Registrants: one series of Fortis Advantage Portfolios, Inc. and two series of Fortis Income Portfolios, Inc.


         Part B (Statement of Additional Information) of this Registration Statement is incorporated by reference from Post-Effective Amendment No. 43 to the Registration Statement of Fortis Income Portfolios, Inc. (File No. 2-46686) filed on November 26, 1997. Such Part B also combines the same two
Registrants: one series of Fortis Advantage Portfolios, Inc. and two series of Fortis Income Portfolios, Inc. Post-Effective Amendment No. 43 was filed pursuant to Rule 485(b) to become effective on December 1, 1997.


         This Registration Statement contains the cover page, cross-reference sheet, Part C and signature page.

                         FORTIS INCOME PORTFOLIOS, INC.
                        POST-EFFECTIVE AMENDMENT NO. 44


               CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

      PART A of this Registration Statement consists of a Prospectus relating to the Class A, B, C and H shares of the U.S. Government Securities Fund, Strategic Income Fund and High Yield Portfolio. In addition, the Prospectus relates to the Class E shares of the U.S. Government Securities Fund.

      PART B of this Registration Statement consists of one Statement of Additional Information which relates to the Prospectus referred to above.

                              CROSS REFERENCE SHEET

                                   PROSPECTUS

PART A
ITEM NO.       CAPTION IN PROSPECTUS
--------       ---------------------

  1            Cover Page
  2            Summary of Fund Expenses
  3            Calculation of Performance Data; Financial Highlights

  4 Summary of Investment Objectives; Investment Objectives and Policies; Risk Considerations and Other Investment Practices

  5            Management
  5A           Non Applicable
  6            Capital Stock; Valuation of Securities; Dividends and Capital
               Gains Distributions; Shareholder Inquiries; Taxation
  7            How to Buy Fund Shares; Valuation of Securities; Management;
               Redemption
  8            Redemption
  9            Not Applicable



                    STATEMENT OF ADDITIONAL INFORMATION
PART B
ITEM NO.       CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
--------       -----------------------------------------------
  10           Cover Page
  11           Table of Contents
  12           Organization and Classification
  13           Investment Objectives and Policies; Investment Practices
               Common to the Funds
  14           Directors and Executive Officers
  15           Capital Stock
  16           Investment Advisory and Other Services
  17           Portfolio Transactions and Allocation of Brokerage
  18           Not Applicable
  19           Computation of Net Asset Value and Pricing; Special Purchase
               Plans
  20           Taxation
  21           Investment Advisory and Other Services; Underwriter; Plan of
               Distribution
  22           Performance
  23           Not Applicable

PART C - OTHER INFORMATION

ITEM 24. (a) FINANCIAL STATEMENTS:

     The following financial statements are included in the registration statement:

          Financial Statements included in Part A:

               Financial Highlights

          Financial Statements included in Part B:

               All financial statements required by Part B were incorporated therein by reference to Registrant's 1997 Annual Report to Shareholders.

ITEM 24.(b) EXHIBITS:

     (1) Copy of the Articles of Incorporation, as amended and supplemented through October 1997;

                                 **********

     (2)  Copies of the existing by-laws or instruments corresponding thereto;


                                 **********


     (3) Copies of any voting trust agreement with respect to more than 5 percent of any class of equity securities of the Registrant;

               Inapplicable

     (4) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, a relevant portion of the articles of incorporation or by-laws of the Registrant;

               See Item 24(b)(1)

     (5) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;


                                      *


     (6) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

               a) (i)    Underwriting and Distribution Agreement
                         dated November 14, 1994 between Registrant and Fortis Investors, Inc.

                                 **********

                  (ii) Amendment No. 1 to Underwriting and Distribution Agreement dated November xx, 1997 between Registrant and Fortis Investors, Inc.


               b)   Dealer Sales Agreement -- *******

     (7) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; if any such plan is not set forth in a formal document, furnish a reasonably detailed description thereof;

               Inapplicable

(8)  Copies of all custodian agreements, and depository contracts under
     Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;


               (a) Custodian Agreement dated as of March 21, 1992 between Registrant and First Bank National Association.

                                 **********


(9) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

               Inapplicable

(10) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable;

               Inapplicable

(11) Copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this Registration Statement and required by Section 7 of the 1933 Act;

                                 Filed herewith

(12) All financial statements omitted from Item 23;

               Inapplicable

(13) Copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

               See Original Registration Statement

(14) Copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

               ***; ****; ******

(15) Copies of any plan entered into by Registrant pursuant to rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.


                                 **********


(16) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22 (which need not be audited).


                                 **********


(17) A Financial Data Schedule meeting the requirements of Rule 483 under the Securities Act of 1933.


                               Filed herewith


(18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to the implementation of a plan, any amendment to a plan or agreement, and a copy of the portion of the minutes of a meeting of the Registrant's directors describing any action taken to revoke a plan.

               *********

*Incorporated by reference to Part II of Post-Effective Amendment Number 33 to Registrant's registration statement, filed with the Securities and Exchange Commission in February, 1992.

**Incorporated by reference to Part C of Post-Effective Amendment Number 29 to Registrant's registration statement, filed with the Securities and Exchange Commission in March, 1989.

***Incorporated by reference to Part C of Post-Effective Amendment No. 35 to the Registration Statement of Special Portfolios, Inc. (File No. 2-24652 -- filed December 24, 1990).

****Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement of AMEV Growth Fund, Inc. (File No. 2-14784 -- filed December, 1991).

*****Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant's Registration Statement, filed with the Securities and Exchange Commission in February, 1993.

******Incorporated by reference to Post Effective Amendment No. 72 to Fortis Equity Portfolios, Inc.'s Registration Statement, filed with the Securities and Exchange Commission in November, 1993 (SEC File No. 2-11387).

*******Incorporated by reference to Post Effective Amendment No. 36 to the Registrant's Registration Statement, filed with the Securities and Exchange

Commission in September, 1994.

********Incorporated by reference to Post Effective Amendment No. 37 to the Registrant's Registration statement, filed with the Securities and Exchange Commission in July, 1995.

*********Incorporated by reference to Post Effective Amendment No. 41 to the Registrant's Registration Statement, filed with the Securities and Exchange Commission in December, 1996.


**********Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant's Registration Statement, filed with the Securities and Exchange Commission in November 1997.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Furnish a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant and as to each person indicate (1) if a company, the state or other sovereign power under the laws of which it is organized, and (2) the percentage of voting securities owned or other basis of control by the person, if any, immediately controlling it.

     Inapplicable

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

State in substantially the tabular form indicated, as of a specified date within 90 days prior to the date of filing, the number of record holders of each class of securities of the Registrant:


                          Number of Record Holders (As of September 31, 1997)(1)
                          ---------------------------------------------------
                          Class A    Class B    Class C    Class E    Class H

U.S. Government
  Securities Fund          5,376        517        234     18,892      1,239

Strategic Income Fund        0          0           0         0          0

High Yield Portfolio       9,882      1,258        560        0        3,130


       (1) Common Shares, par value $.01 per share


ITEM 27.  INDEMNIFICATION

State the general effect of any contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified in any manner against any liability which may be incurred in such capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

Incorporated by reference to Part C of Post-Effective Amendment Number 28 to Registrant's registration statement filed with the Securities and Exchange Commission in March, 1988.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Describe any other business, profession, vocation, or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer, or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner, or trustee.

In addition to those listed in the Statement of Additional Information:

                                                  Other business, professions,
                                                  vocations, or employments of
                         Current Position         a substantial nature
Name                     With Advisers            during past two years
----                     ----------------         ----------------------------

Michael D. O'Connor      Qualified Plan Officer   Qualified Plan Officer of
                                                  Fortis Benefits Insurance
                                                  Company.

David L. Greenzang       Money Market Portfolio   Debt Securities Manager with
                         Officer                  Fortis, Inc.


ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor, or investment adviser.

     Fortis Advantage Portfolios, Inc.
     Fortis Equity Portfolios, Inc.
     Fortis Fiduciary Fund, Inc.
     Fortis Growth Fund, Inc.
     Fortis Income Portfolios, Inc.
     Fortis Money Portfolios, Inc.
     Fortis Securities, Inc.
     Fortis Series Fund, Inc.
     Fortis Tax-Free Portfolios, Inc.
     Fortis Worldwide Portfolios, Inc.
     Variable Account C of Fortis Benefits Insurance Company
     Variable Account D of Fortis Benefits Insurance Company

(b) Furnish the information required by the following table with respect to each director, officer, or partner of each principal underwriter named in the answer to Item 21:

     In addition to those listed in the Statement of Additional Information:

Name and Principal   Positions and Offices  Positions and Offices
Business Address     with Underwriter       with Registrant
----------------     ----------------       ---------------

Carol M. Houghtby*   Second Vice President  Accounting Officer
                     & Treasurer
--------------------------------------------------------------------------------

*The business address of these persons is 500 Bielenberg Drive, Woodbury, MN
 55125

(c) Furnish the information required by the following table with respect to all commissions and other compensation received by each principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such an affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

     Inapplicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

With respect to each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270, 31a-1 to 31a-3) promulgated thereunder, furnish the name and address of each person maintaining physical possession of each such account, book or other document.

Fortis Advisers, Inc., 500 Bielenberg Drive, Woodbury, Minnesota 55125

ITEM 31.  MANAGEMENT SERVICES

Furnish a summary of the substantive provisions of any management-related service contract not discussed in Part I of this Form (because the contract was not believe to be material to a purchaser of securities of the Registrant) under which services are provided to the Registrant, indicating the parties to the contract, the total dollars paid and by whom, for the last three fiscal years.

     Inapplicable

ITEM 32.  UNDERTAKINGS

Furnish the following undertakings in substantially the following form in all initial Registration Statements filed under the 1933 Act:

     (a) An undertaking to file an amendment to the Registration Statement with certified financial statement showing the initial capital received before accepting subscriptions from any persons in excess of 25 if Registrant proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act;

     Inapplicable

     (b) An undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date of Registrant's 1933 act Registration Statement.

     Registrant, on behalf of Strategic Income Fund, undertakes to file a post-effective amendment, using financial statements which need not be certified within four to six months from the date such Fund commences business.

     (c) If the information called for by Item 5A is contained in the latest annual report to shareholders, an undertaking to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     We undertake to furnish each person to whom a prospectus is delivered with copy of the Registrant's latest annual report to shareholders, upon request and without charge.



                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodbury, State of Minnesota, on November 24, 1997.


                                       Fortis Advantage Portfolios, Inc.


                                       By:       /s/ Dean C. Kopperud
                                           ------------------------------
                                           Dean C. Kopperud, President

    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates shown.

     SIGNATURE                   TITLE                             DATED
     ---------                   -----                             -----

/s/ Dean C. Kopperud       President (principal              November 24, 1997
-----------------------    executive officer)
  Dean C. Kopperud


/s/ Tamara L. Fagely       Treasurer (principal financial    November 24, 1997
----------------------     and accounting officer)
   Tamara L. Fagely


          *
----------------------
  Richard W. Cutting       Director                          November 24, 1997


          *
----------------------
   Allen R. Freedman       Director                          November 24, 1997


          *
----------------------
   Robert M. Gavin         Director                          November 24, 1997


          *
----------------------
  Benjamin S. Jaffray      Director                          November 24, 1997


          *
----------------------
    Jean L. King           Director                          November 24, 1997


          *
----------------------
  Edward M. Mahoney        Director                          November 24, 1997


          *
----------------------
   Robb L. Prince          Director                          November 24, 1997


          *
----------------------
  Leonard J. Santow        Director                          November 24, 1997


          *
----------------------
   Joseph M. Wikler        Director                          November 24, 1997



----------------------
   Noel S. Shadko          Director                          November 24, 1997




/s/ Dean C. Kopperud
-----------------------------
Dean C. Kopperud, Pro-Se and
Attorney-in-Fact
Dated: November 24, 1997


*  Registrant's directors executing Power of Attorney dated March 21, 1996.